UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2010

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                     STEWART WEST INDIES TRADING CO., LTD.
                      (D/B/A STEWART INVESTMENT ADVISERS)
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO 80302
                                   (Address)

                        Form 13F File Number:  28-10971

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen C. Miller
Title:         Vice President
Phone:         (303)  444-5483

Signature, Place, and Date of Signing:

/s/  Stephen  C.  Miller        Boulder,  Colorado       November  15,  2010
      (Signature)                 (City,  State)                 (Date)

Report Type (Check only one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
manager  are  reported  in  this     report).

[  ]     13F  NOTICE.  (Check  here  if no holdings reported are in this report,
and  all  holdings  are  reported  by     other  reporting  manager(s).)

[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for
this  reporting  manager     are  reported  in  this  report  and  a portion are
reported  by  other  reporting  manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-04557                   Wellington Management Company, LLP

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     84

Form 13F Information Table Value Total:     $468,958  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-10970                 Boulder Investment Advisers, L.L.C.

2       28-00000                 Rocky Mountain Advisers, LLC



                                                           FORM 13F INFORMATION TABLE


                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
CUSIP      NAME OF ISSUER                TITLE OF CLASS  (X$1000)   PRN AMT   PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE

33740N105  1ST UNITED BANCORP INC FLA    COM                 211      32,825  SH         DEFINED            2          32,825
88579Y101  3M CO                         COM               3,295      38,000  SH         DEFINED            1          38,000
001204106  AGL RES INC                   COM                 422      11,000  SH         DEFINED            1          11,000
017361106  ALLEGHENY ENERGY INC          COM               1,471      60,000  SH         DEFINED            1          60,000
018522300  ALLETE INC                    COM NEW             437      12,000  SH         DEFINED            1          12,000
018802108  ALLIANT ENERGY CORP           COM                 545      15,000  SH         DEFINED            1          15,000
02209S103  ALTRIA GROUP INC              COM               2,162      90,000  SH         DEFINED            1          90,000
02209S103  ALTRIA GROUP INC              COM                 625      26,000  SH         DEFINED            2          26,000
025537101  AMERICAN ELEC PWR INC         COM                 471      13,000  SH         DEFINED            1          13,000
025816109  AMERICAN EXPRESS CO           COM               1,471      35,000  SH         DEFINED            1          35,000
049560105  ATMOS ENERGY CORP             COM                 410      14,000  SH         DEFINED            1          14,000
064149107  BANK NOVA SCOTIA HALIFAX      COM                 544      10,200  SH         DEFINED            1          10,200
075887109  BECTON DICKINSON & CO         COM               5,187      70,000  SH         DEFINED            1          70,000
084670108  BERKSHIRE HATHAWAY INC DEL    CL A            166,208       1,335  SH         DEFINED            1           1,335
084670702  BERKSHIRE HATHAWAY INC DEL    CL B             40,100     485,000  SH         DEFINED            1         485,000
092113109  BLACK HILLS CORP              COM               1,591      51,000  SH         DEFINED            1          51,000
096627104  BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER    1,446      44,300  SH         DEFINED            1          44,300
112585104  BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    1,243      44,000  SH         DEFINED            1          44,000
118230101  BUCKEYE PARTNERS LP           UNIT LTD PARTN      495       7,800  SH         DEFINED            1           7,800
149123101  CATERPILLAR INC DEL           COM               6,294      80,000  SH         DEFINED            1          80,000
15189T107  CENTERPOINT ENERGY INC        COM                 487      31,000  SH         DEFINED            1          31,000
19248A109  COHEN & STEERS INFRASTRUCTUR  COM                 637      40,000  SH         DEFINED            2          40,000
19248A109  COHEN & STEERS INFRASTRUCTUR  COM              29,835   1,874,058  SH         DEFINED            1       1,874,058
19247L106  COHEN & STEERS QUALITY RLTY   COM               2,264     288,033  SH         DEFINED            1         288,033
19247L106  COHEN & STEERS QUALITY RLTY   COM                 253      32,235  SH         DEFINED            2          32,235
20825C104  CONOCOPHILLIPS                COM               3,733      65,000  SH         DEFINED            1          65,000
21871D103  CORELOGIC INC                 COM               3,066     160,000  SH         DEFINED            1         160,000
25243Q205  DIAGEO PLC                    SPON ADR NEW      6,901     100,000  SH         DEFINED            1         100,000
283702108  EL PASO PIPELINE PARTNERS L   COM UNIT LPI        571      17,800  SH         DEFINED            1          17,800
291641108  EMPIRE DIST ELEC CO           COM                 443      22,000  SH         DEFINED            1          22,000
29273R109  ENERGY TRANSFER PRTNERS LP    UNIT LTD PARTN    1,328      27,500  SH         DEFINED            1          27,500
293792107  ENTERPRISE PRODS PARTNERS L   COM               1,623      40,900  SH         DEFINED            1          40,900
31620R105  FIDELITY NATIONAL FINANCIAL   CL A                740      47,074  SH         DEFINED            1          47,074
31847R102  FIRST AMERN FINL CORP         COM               2,390     160,000  SH         DEFINED            1         160,000
338479108  FLAHERTY & CRMRN CLYMRE T R   COM               3,780     210,716  SH         DEFINED            1         210,716
354613101  FRANKLIN RES INC              COM               1,069      10,000  SH         DEFINED            1          10,000
37733W105  GLAXOSMITHKLINE PLC           SPONSORED ADR     3,162      80,000  SH         DEFINED            1          80,000
391164100  GREAT PLAINS ENERGY INC       COM               2,835     150,000  SH         DEFINED            1         150,000
40414L109  HCP INC                       COM               1,180      32,800  SH         DEFINED            1          32,800
42217K106  HEALTH CARE REIT INC          COM               1,088      22,981  SH         DEFINED            1          22,981
421946104  HEALTHCARE RLTY TR            COM               1,029      44,000  SH         DEFINED            1          44,000
437076102  HOME DEPOT INC                COM               2,297      72,500  SH         DEFINED            1          72,500
456615103  INERGY L P                    UNIT LTD PTNR     1,427      36,000  SH         DEFINED            1          36,000
478160104  JOHNSON & JOHNSON             COM              31,104     502,000  SH         DEFINED            1         502,000
494550106  KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER      493       7,200  SH         DEFINED            1           7,200
505597104  LACLEDE GROUP INC             COM                 447      13,000  SH         DEFINED            1          13,000
502175102  LTC PPTYS INC                 COM               2,858     112,000  SH         DEFINED            1         112,000
559080106  MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP      530      10,300  SH         DEFINED            1          10,300
58964Q104  MERIDIAN INTERSTAT BANCORP I  COM                 614      58,299  SH         DEFINED            2          58,299
638620104  NATIONWIDE HEALTH PPTYS INC   COM               1,118      28,900  SH         DEFINED            1          28,900
65339F101  NEXTERA ENERGY INC            COM                 435       8,000  SH         DEFINED            1           8,000
654086107  NICOR INC                     COM                 504      11,000  SH         DEFINED            1          11,000
67019E107  NSTAR                         COM                 512      13,000  SH         DEFINED            1          13,000
670837103  OGE ENERGY CORP               COM                 466      11,700  SH         DEFINED            1          11,700
682680103  ONEOK INC                     COM                 464      10,300  SH         DEFINED            1          10,300
707884102  PENN VA RESOURCES PARTNERS L  COM               1,035      42,000  SH         DEFINED            1          42,000
717081103  PFIZER INC                    COM               2,576     150,000  SH         DEFINED            1         150,000
718172109  PHILIP MORRIS INTL INC        COM               1,148      20,500  SH         DEFINED            1          20,500
718172109  PHILIP MORRIS INTL INC        COM                 616      11,000  SH         DEFINED            2          11,000
720186105  PIEDMONT NAT GAS INC          COM                 493      17,000  SH         DEFINED            1          17,000
726503105  PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN      516       8,200  SH         DEFINED            1           8,200
69351T106  PPL CORP                      COM                 980      36,000  SH         DEFINED            1          36,000
742718109  PROCTOR & GAMBLE CO           COM               2,279      38,000  SH         DEFINED            1          38,000
743263105  PROGRESS ENERGY CORP          COM                 489      11,000  SH         DEFINED            1          11,000
756109104  REALTY INCOME CORP            COM               1,099      32,600  SH         DEFINED            1          32,600
758075402  REDWOOD TR INC                COM               1,085      75,000  SH         DEFINED            1          75,000
76970B101  RMR ASIA PAC REAL EST FD NEW  COM               1,980     108,988  SH         DEFINED            1         108,988
76970B101  RMR ASIA PAC REAL EST FD NEW  COM                 735      40,475  SH         DEFINED            2          40,475
80589M102  SCANA CORP NEW                COM                 484      12,000  SH         DEFINED            1          12,000
842587107  SOUTHERN CO                   COM                 484      13,000  SH         DEFINED            1          13,000
864482104  SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN      490       9,000  SH         DEFINED            1           9,000
872375100  TECO ENERGY INC               COM                 485      28,000  SH         DEFINED            1          28,000
902748102  UIL HLDG CORP                 COM                 428      15,200  SH         DEFINED            1          15,200
92240G101  VECTREN CORP                  COM                 440      17,000  SH         DEFINED            1          17,000
92276F100  VENTAS INC                    COM              11,665     226,200  SH         DEFINED            1         226,200
92930Y107  W P CAREY & CO LLC            COM               1,002      34,600  SH         DEFINED            1          34,600
931142103  WAL MART STORES INC           COM              32,647     610,000  SH         DEFINED            1         610,000
931142103  WAL MART STORES INC           COM                 535      10,000  SH         DEFINED            2          10,000
931422109  WALGREEN CO                   COM               5,930     177,000  SH         DEFINED            1         177,000
931422109  WALGREEN CO                   COM                 670      20,000  SH         DEFINED            2          20,000
949746101  WELLS FARGO & CO NEW          COM               1,442      57,400  SH         DEFINED            2          57,400
95709T100  WESTAR ENERGY INC             COM                 485      20,000  SH         DEFINED            1          20,000
92924F106  WGL HLDGS INC                 COM                 453      12,000  SH         DEFINED            1          12,000
988498101  YUM BRANDS INC                COM              49,975   1,085,000  SH         DEFINED            1       1,085,000